SHAREHOLDERS' (DEFICIT) EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
SHAREHOLDERS' (DEFICIT) EQUITY
Schedule of share purchase warrants activity

	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding at December 31, 2023	—	$—
Issued	1,980,000	$0.0001
Outstanding at December 31, 2024	1,980,000	$0.0001
Exercised	(980,000)	$0.0001
Outstanding at December 31, 2025	1,000,000	$0.0001
Exercisable at December 31, 2025	1,000,000	$0.0001